Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (321,455)	$ (50,442)	¥ (151,657)	¥ (2,438,536)
Accretion on convertible redeemable preferred shares to redemption value	0		(651,190)	(743,100)
Deemed dividend to preferred shareholders upon extinguishment, net				(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares			10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(321,455)	(50,442)	(791,985)	(3,281,607)
Including:
Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc.	¥ (321,455)	$ (50,442)	(806,358)	(3,260,945)
Net (loss)/income from discontinued operations attributable to ordinary shareholders of Li Auto Inc.			¥ 14,373	¥ (20,662)
Denominator:
Weighted average ordinary shares outstanding-basic | shares	1,853,320,448	1,853,320,448	870,003,278	255,000,000
Weighted average ordinary shares outstanding-diluted | shares	1,853,320,448	1,853,320,448	870,003,278	255,000,000
Basic and diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc. | (per share)	¥ (0.17)	$ (0.03)	¥ (0.93)	¥ (12.79)
Basic and diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc. | ¥ / shares			0.02	(0.08)
Net loss per share | (per share)	(0.17)	(0.03)	(0.91)	(12.87)
Diluted net loss per share from continuing operations attributable to ordinary shareholders of Li Auto Inc. | (per share)	(0.17)	(0.03)	(0.93)	(12.79)
Diluted net (loss)/income per share from discontinued operations attributable to ordinary shareholders of Li Auto Inc. | ¥ / shares			0.02	(0.08)
Net loss per share | (per share)	¥ (0.17)	$ (0.03)	¥ (0.91)	¥ (12.87)